Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Status	Tax Status
The Plan obtained its latest tax determination letter dated March 3, 2025, in which the IRS stated that the Plan and related trust are operating in accordance with the applicable requirements of the IRC.  Although the Plan has been amended since the amendments provided to the IRS in the determination letter process were considered, the Plan administrator believes that the Plan is designed and is operating in accordance with the applicable requirements of the IRC.

Accounting principles generally accepted in the U.S. require plan management to evaluate tax positions taken by the Plan.  The financial statement effects of uncertain tax positions are recognized when the Plan has taken an uncertain position that more likely than not would be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, there are no uncertain tax positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.